Annual Operating Expenses {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-16 - Fidelity Managed Retirement 2030 Fund	Aug. 03, 2022
Fidelity Advisor Managed Retirement 2030 Fund: Class A
Operating Expenses:
Management fee	0.48%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.73%	[1]
Fidelity Advisor Managed Retirement 2030 Fund: Class I
Operating Expenses:
Management fee	0.48%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.48%	[1]

[1]	(a)Adjusted to reflect current fees.